LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule on Impact of ASC 842 on Consolidated Balance Sheets

The impact of ASC 842 on the consolidated balance sheets as of December 31, 2022 and 2023 was as follows:

	December 31,	December 31,
	2022	2023
	RMB	RMB
Operating leases:
Right-of-use assets	37,616,541	23,391,247
Lease liabilities-current	16,920,429	13,110,449
Lease liabilities-non-current	19,528,763	9,496,422

Summary of Other Information Related to Leases

Other information related to leases is presented below:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	21,478,066	18,669,210	18,077,004
Lease liability arising from obtaining Right-of-use assets	16,132,735	14,628,975	1,709,583

Schedule on Maturities of Lease Liabilities under Non-Cancellable Leases

Maturities of lease liabilities under non-cancellable leases as of December 31, 2023 are as follows:

Operating leases
RMB
2024	13,570,315
2025	8,297,577
2026	1,538,067
2027	707,828
2028	128,696
Thereafter	—
Total undiscounted lease payments	24,242,483
Less: Imputed interest	(1,635,612)
Total lease liabilities	22,606,871